Property, Plant and Equipment - Schedule of Estimated Useful Lives of Assets (Paranthetical) (Detail)	12 Months Ended
Mar. 31, 2022
Solar Plant
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives (in years)	20 years